Net claims and benefits incurred for life insurance contracts and others - Summary of net claims and benefits incurred for life insurance contracts and others (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	S/ (859,991)	S/ (917,346)	S/ (794,051)
Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(361)	26,538	11,250
Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(859,630)	(943,884)	(805,301)
Life insurance contracts [member] | Annuities [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(703,511)	(687,208)	(631,117)
Life insurance contracts [member] | Annuities [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(703,511)	(687,208)	(631,117)
Life insurance contracts [member] | Group Life [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(40,711)	(113,086)	(78,737)
Life insurance contracts [member] | Group Life [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	2,649	11,222	4,868
Life insurance contracts [member] | Group Life [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(43,360)	(124,308)	(83,605)
Life insurance contracts [member] | Individual Life [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(10,794)	(28,260)	(15,102)
Life insurance contracts [member] | Individual Life [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	2,949	8,789	2,393
Life insurance contracts [member] | Individual Life [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(13,743)	(37,049)	(17,495)
Life insurance contracts [member] | Retirement (disability and survival) [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(45,201)	(46,584)	(36,870)
Life insurance contracts [member] | Retirement (disability and survival) [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(5,808)	6,505	4,206
Life insurance contracts [member] | Retirement (disability and survival) [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(39,393)	(53,089)	(41,076)
Life insurance contracts [member] | Other Life Insurance [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(16,430)	(14,528)	(13,010)
Life insurance contracts [member] | Other Life Insurance [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(151)	11	(216)
Life insurance contracts [member] | Other Life Insurance [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(16,279)	(14,539)	(12,794)
Non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(43,344)	(27,680)	(19,215)
Non-life insurance contracts [member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries		11	(1)
Non-life insurance contracts [member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	S/ (43,344)	S/ (27,691)	S/ (19,214)